Share-based Compensation - PCUs movement (Details) - PCUs $ in Thousands												12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments	Sep. 14, 2021 EquityInstruments	Apr. 06, 2021 EquityInstruments	Apr. 01, 2021 EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Sep. 25, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Apr. 01, 2019 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments												89,978	76,467
Granted during the period | EquityInstruments		21,663		98,255					233,688		26,308	119,918	233,688
Vested during the period | EquityInstruments			(2,992)			(182,850)	(9,813)	(21,292)			(24,925)	(2,992)	(213,955)
Forfeited during the period | EquityInstruments												(2,992)	(6,222)
Outstanding at end of the year | EquityInstruments	203,912				89,978					76,467		203,912	89,978
Weighted average contractual life
Weighted average contractual life	1 year 10 months 9 days				2 years 14 days					1 year 3 months 3 days
Aggregate fair value
Outstanding at the beginning of the period | $												$ 446	$ 1,790
Granted during the period | $												368	472
Vested during the period | $												(70)	(1,668)
Forfeited during the period | $												(70)	(148)
Outstanding at the end of the period | $	$ 674				$ 446					$ 1,790		$ 674	$ 446